Deferred Assets (Tables)	3 Months Ended
Mar. 31, 2026
Eos SENOLYTIXS Inc [Member]
DeferredAssetsLineItems [Line Items]
Schedule of Deferred Assets	Deferred assets consisted of the following:
	March 31, 2026	December 31, 2025
Deferred asset acquisition costs	$384,288	$-
Deferred financing costs	30,154	-
	$414,442	$-